Short-term debt - Narrative (Details)		12 Months Ended
	Dec. 11, 2020 USD ($)	Dec. 31, 2019 USD ($) loan	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Short-term debt		$ 13,296,000	$ 0	$ 11,000,000	$ 158,200,000	$ 136,000,000
Ratio of net indebtedness to EBITDA			7.62
CDI | Banco Bradesco S.A.
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)		0.67%
CDI | Banco de la Ciudad de Buenos Aires
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)		54.00%
Short-term bank loans
Line of Credit Facility [Line Items]
Number of loans | loan		2
Short-term debt		$ 10,794,000	$ 0
Short-term bank loans | Banco Bradesco S.A.
Line of Credit Facility [Line Items]
Short-term debt		7,454,000
Short-term bank loans | Banco de la Ciudad de Buenos Aires
Line of Credit Facility [Line Items]
Short-term debt		3,340,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Short-term debt		2,500,000	0
Minimum aggregate amount of unrestricted cash, cash equivalents and/or marketable securities	$ 50,000,000
Line of credit, current		$ 2,500,000	$ 0
Revolving Credit Facility | JPMorgan
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount	$ 25,000,000
Revolving Credit Facility | LIBOR | JPMorgan
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)	3.00%